Segment information - Non current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Geographical areas
Non-current assets	€ 1,187,735	€ 1,195,954
USA
Geographical areas
Non-current assets	257,861	221,195
United Kingdom
Geographical areas
Non-current assets	208,907	221,177
Italy
Geographical areas
Non-current assets	240,450	259,649
France
Geographical areas
Non-current assets	325,974	337,960
Germany
Geographical areas
Non-current assets	€ 154,543	153,338
Austria
Geographical areas
Non-current assets		€ 2,634